Non-Controlling Interest	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest [Abstract]
NON-CONTROLLING INTEREST

NOTE 11: NON-CONTROLLING INTEREST

On February 17, 2025, the Company completed the sale of its majority interest in AGP to Ron Pickett, its CEO, for the amount of $1. This amount was credited against the amount due to Mr. Pickett for business expenses. The were no assets on the books of AGP. The Company de-recognized the liabilities of AGP and the balance of non-controlling interest. The loss on sale of AGP to related party was recognized in income as follows:

Other Liabilities	$(35,058)
Non-controlling interest	351,402
Accounts payable	(1)
Loss on sale of subsidiary	$(316,343)

At December 31, 2025 and 2024, the Company’s ownership interest in AGP was 0% and 82.77%, respectively, and minority interest was 0% and 17.23%, respectively.

A reconciliation of the non-controlling loss attributable to the Company:

There was no non-controlling interest net loss attributable to the Company for the year ended December 31, 2025.

Net loss attributable to non-controlling interest for the three months ended December 31, 2024:

Net loss generated by AGP	$116,595
Non-controlling interest percentage	17.23%
Net loss attributable to non-controlling interest	$20,089